Provisions	9 Months Ended
Sep. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	Provisions
Asset retirement obligation
Equinor’s estimated asset retirement obligations (ARO) have increased by approximately USD 2.1 billion to USD
13.1 billion at 30 September 2025 compared to year-end 2024, mainly due to currency effects (USD weakening versus NOK) and increase in estimates.